LOANS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Balance at beginning of year	$ 1,568	$ 1,473
Provision for losses on loans	15	343
Charge-offs, net	(68)	(248)
Balance at end of year	$ 1,515	$ 1,568